THE JPM PIERPONT FUNDS (FORMERLY THE PIERPONT FUNDS)
Supplement dated October 11, 1996 to the Statement of Additional Information dated September 27, 1996 and, as applicable, the following Prospectuses:
The JPM Pierpont Funds, dated 9/27/96
The JPM Pierpont Treasury Money Market Fund, dated 3/1/96
The JPM Pierpont Money Market Fund, dated 3/1/96
The JPM Pierpont Tax Exempt Money Market Fund, dated 12/29/95
The JPM Pierpont Short Term Bond Fund, dated 3/1/96
The JPM Pierpont Bond Fund, dated 3/1/96
The JPM Pierpont Tax Exempt Bond Fund, dated 12/29/95
The JPM Pierpont New York Total Return Bond Fund, dated 8/1/96
The JPM Pierpont Diversified Fund, dated 9/27/96
The JPM Pierpont Equity Fund, dated 9/27/96
The JPM Pierpont Capital Appreciation Fund, dated 9/27/96
The JPM Pierpont International Equity Fund, dated 3/1/96
The JPM Pierpont Emerging Markets Equity Fund, dated 3/1/96
The JPM Pierpont European Equity Fund, dated 9/11/96
The JPM Pierpont Japan Equity Fund, dated 9/11/96
The JPM Pierpont Asia Growth Fund, dated 9/11/96
(Supersedes all supplements dated prior to October 11, 1996)

1. Effective October 10, 1996, the name of the Trust changed to "The JPM Pierpont Funds," and each Fund's name changed accordingly.

2. The following changes were effective as of August 1, 1996 with respect to the Prospectuses for the Treasury Money Market, Money Market, Tax Exempt Money Market, Short Term Bond, Bond, Tax Exempt Bond, International Equity and Emerging Markets Equity Funds:

The Fund's address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. Administrative functions formerly provided to the Fund by Signature Broker-Dealer Services, Inc. are provided by Funds Distributor, Inc. ("FDI") or Morgan, and FDI became the distributor of the Fund and exclusive placement agent for the Fund's corresponding Portfolio. FDI, a registered broker-dealer, is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. In addition, certain accounting services provided by Morgan are being provided by State Street Bank and Trust Company.

The Fund will continue to invest all its assets in its corresponding Portfolio and will operate in a master-feeder structure. These changes include an increase in fees payable to Morgan that is offset by a decrease in other fees with the result that there is no adverse impact on the expenses of the Fund.

3. The following replaced the "Expense Table" and "Example" in the Short Term Bond Fund Prospectus effective as of July 1, 1996:

Effective July 1, 1996 the Total Annual Operating Expenses of the Fund were reduced to 0.50%. The Expense Table and Example for the Fund are revised as follows:

EXPENSE TABLE
ANNUAL OPERATING EXPENSES

Advisory fees ............................................................ 0.25%
Rule 12b-1 fees .......................................................... None
Other Expenses (after expense reimbursement) ............................. 0.25%
                                                                           -----
Total Operating Expenses (after expense reimbursement) ................... 0.50%

EXAMPLE
An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 year .................................................................... $6
3 years ................................................................... $16
5 years ................................................................... $28
10 years .................................................................. $63

The "Expenses" section in the Short Term Bond Fund Prospectus is revised to reflect the following:

Effective July 1, 1996 through at least February 28, 1997, Morgan will reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 0.50% of the Fund's average daily net assets.

4. The following restates the sentence regarding the rate of Total Operating Expenses without expense reimbursements in the footnote to the "Expense Table" in the Prospectuses for the Treasury Money Market and Short Term Bond Funds as applicable to the Fund described in each such Prospectus:

If the above expense table reflected these expenses without current reimbursements, Other Expenses and Total Operating Expenses would be equal on an annual basis to the following respective percentages of such assets of the Fund:

                                Other Expenses        Total Operating Expenses
Treasury Money Market Fund           0.37%                      0.57%
Short Term Bond Fund                 1.20%                      1.45%

5. The following is inserted as the first column in the "Financial Highlights" table in the Prospectuses for each of the following Funds:

                                TREASURY MONEY MARKET                                                TAX EXEMPT
                                         FUND                     MONEY MARKET FUND               MONEY MARKET FUND
                               For the Six Months Ended        For the Six Months Ended       For the Six Months Ended
                              April 30, 1996 (unaudited)       May 31, 1996 (unaudited)      February 29, 1996 (unaudited)
                              --------------------------       ------------------------      -----------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00                          $1.00                            $1.00
                                        -----                          -----                            -----
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.0247                         0.0257                           0.0165
Net Realized Gain (Loss)
on Investment                            0.0005                         0.0001                           0.0000 (a)
                                         ------                         ------                           ------
  Total from Investment
    Operations                           0.0252                         0.0258                           0.0165
                                         ------                         ------                           ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income                   (0.0247)                       (0.0257)                         (0.0165)
Net Realized Gain                       (0.0003)                       (0.0005)                             --
                                        --------                       --------                         --------
  Total Distributions to
    Shareholders                        (0.0250)                       (0.0262)                         (0.0165)
                                        --------                       --------                         --------
NET ASSET VALUE, END OF
  PERIOD                                $1.00                          $1.00                            $1.00
                                        =====                          =====                            =====
Total Return                             2.53% (b)                      2.65% (b)                        1.66% (b)
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, End of Period
(in thousands)                          $176,709                      $1,946,871                       $1,015,666
Ratios to Average Net
 Assets
  Expenses                               0.40% (c)                      0.40% (c)                        0.49% (c)
  Net Investment Income                  4.95% (c)                      5.14% (c)                        3.30% (c)
  Decrease Reflected in
    Expense Ratio due to
    Expense Reimbursement                0.12% (c)                      0.00% (c),(d)                      --

(a) Less than $0.0001.  (b) Not Annualized.  (c) Annualized.  (d) Less than 0.01%.

                                            3



                                 SHORT TERM BOND FUND                 BOND FUND                  TAX EXEMPT BOND FUND
                               For the Six Months Ended        For the Six Months Ended        For the Six Months Ended
                              April 30, 1996 (unaudited)      April 30, 1996 (unaudited)    February 29, 1996 (unaudited)
                              --------------------------      --------------------------    -----------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $9.84                            $10.41                        $11.73
                                        -----                            ------                        ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.26                              0.31                          0.28
Net Realized and
Unrealized Gain (Loss)                  (0.07)                            (0.28)                         0.17
  on Investment                         ------                            ------                         ----
  Total from Investment
    Operations                           0.19                              0.03                          0.45
                                         ----                              ----                          ----
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income                   (0.26)                            (0.31)                        (0.28)
Net Realized Gain                         --                               --                           (0.01)
                                        -------                          -------                        ------
  Total Distributions to
    Shareholders                        (0.26)                            (0.31)                        (0.29)
                                        ------                            ------                        ------
NET ASSET VALUE, END OF
  PERIOD                                $9.77                            $10.13                        $11.89
                                        =====                            ======                        ======
Total Return                             1.99% (a)                         0.24% (a)                     3.88% (a)
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, End of Period
(in thousands)                          $9,358                           $142,194                       $377,413
Ratios to Average Net
Assets
  Expenses                               0.67% (b)                         0.66% (b)                     0.61% (b)
  Net Investment Income                  5.41% (b)                         5.98% (b)                     4.65% (b)
  Decrease Reflected in
    Expense Ratio Due to
    Expense Reimbursement                0.87% (b)                         --                             --

(a) Not Annualized.  (b) Annualized.

                                            4



                                                             EMERGING MARKETS EQUITY FUND
                              INTERNATIONAL EQUITY FUND        For the Six Months Ended
                               For the Six Months Ended       April 30, 1996 (unaudited)
                              April 30, 1996 (unaudited)      ---------------------------
                              --------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                            $10.68                           $9.65
                                       ------                           -----
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.04                            0.04
Net Realized and
Unrealized Gain
  (Loss) on  Investment                  1.38                            1.10
  and Foreign Currency                   ----                            ----

  Total from Investment
    Operations                           1.42                            1.14
                                         ----                            ----
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income                   (0.24)                          (0.07)
Net Realized Gain                       (0.34)                             --
                                        ------                          ------
  Total Distributions to
    Shareholders                        (0.58)                          (0.07)
                                        ------                          ------
NET ASSET VALUE, END OF
  PERIOD                               $11.52                          $10.72
                                       ======                          ======
Total Return                            13.69% (a)                      11.95% (a)
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, End of Period
(in thousands)                         $205,073                        $60,770
Ratios to Average Net
Assets
  Expenses                               1.10% (b)                       1.68% (b)
  Net Investment Income                  0.63% (b)                       0.70% (b)
  Decrease Reflected in
    Expense Ratio due to
    Expense Reimbursement                 --                               --

(a) Not Annualized.  (b) Annualized.

                                         5

6. The following restates the last sentence of the first paragraph under the caption "Investment Objective and Policies - Quality Information" in the Prospectus for the Tax Exempt Money Market Fund:

The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered, along with the credit quality of such institutions, when investment quality is evaluated. Favorable or unfavorable changes in the credit quality of these institutions may cause gains or losses to the Portfolio and affect the Fund's share price.

7. The following is added to the section entitled "Shareholder Servicing" in each Prospectus referenced above:

The Fund(s) may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund(s). Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund(s) as an investment alternative may also be paid a fee.

8. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund(s) described in each Prospectus referenced above:

METHOD OF PURCHASE. Investors may open accounts with the Fund(s) only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

Each Fund requires the minimum initial investment shown below and a minimum subsequent investment of $5,000.

FUND                                                        INITIAL INVESTMENT
----                                                        ------------------
The JPM Pierpont Money Market Fund                               $25,000
The JPM Pierpont Tax Exempt Money Market Fund                    $25,000
The JPM Pierpont Treasury Money Market Fund                      $25,000
The JPM Pierpont Short Term Bond Fund                           $100,000
The JPM Pierpont Bond Fund                                      $100,000
The JPM Pierpont Tax Exempt Bond Fund                           $100,000
The JPM Pierpont New York Total Return Bond Fund                $100,000

FUND                                                        INITIAL INVESTMENT
----                                                        ------------------
The JPM Pierpont Equity Fund                                      $100,000
The JPM Pierpont Capital Appreciation Fund                        $100,000
The JPM Pierpont International Equity Fund                        $100,000
The JPM Pierpont Emerging Markets Equity Fund                     $100,000
The JPM Pierpont Diversified Fund                                 $100,000
The JPM Pierpont Japan Equity Fund                                $100,000
The JPM Pierpont European Equity Fund                             $100,000
The JPM Pierpont Asia Growth Fund                                 $100,000

For investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment in any other JPM Pierpont Fund is $10,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

9. The following is inserted under the caption "Organization" in the Prospectus for the Short Term Bond Fund:

As of September 30, 1996, E. Chang as Trustee of the E.C. Chang Revocable Trust, technically met the definition of a control person of the Fund.
                                    7